UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number: 811-8255

                              THE WORLD FUNDS, INC.
                            ------------------------
              (Exact name of registrant as specified in charter)

             8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
             -------------------------------------------------------
              (Address of  principal executive offices) (Zip code)

                           Thomas S. Harman, Esquire
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
                         -----------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (800) 527-9525

                   Date of fiscal year end: September 30th

                  Date of reporting period: March 31st

INDEX

Osprey Concentrated Large Cap Value Equity Fund; and
The Exceptionator Fund

ITEM 1.  Reports to Shareholders.

OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
FUND EXPENSES (UNAUDITED)

FUND EXPENSES EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2007 and held for the six months ended March 31, 2008.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                             Expenses Paid During
                                                                                                                  the Period*
                                                    Beginning Account Value       Ending Account Value      October 1, 2007 through
                                                        October 1, 2007              March 31, 2008             March 31, 2008
                                                   --------------------------    -----------------------    -----------------------


Actual                                                      $ 1,000                     $ 721.40                      $ -
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,025.00                     $ -


* - Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 366 days in the current year.

      OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND PORTFOLIO HOLDINGS,
                     BY SECTOR, AS PERCENTAGE OF NET ASSETS
                        AS OF MARCH 31, 2008 (UNAUDITED)



                   [ PORTFOLIO HOLDINGS BAR CHART GOES HERE ]

INDUSTRY                PERCENTAGE OF NET ASSETS
--------                ------------------------

Computers                4.68%
Consumer Discretion     17.93%
Financial Services      25.20%
Integrated Oils          9.58%
Materials/Processing    11.70%
Producer Durables       15.42%
Technology               8.32%
Utiities                 4.72%

[END BAR CHART]

                OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                  (UNAUDITED)


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                COMMON STOCK:                                                                              97.55%

                CONSUMER DISCRETIONARY:                                                                    17.93%
    2,280       Abercrombie & Fitch Co. Class "A"                                                                         $ 166,759
    4,500       Dollar Tree, Inc.                                                                                           124,155
    3,970       J.C. Penney, Co.                                                                                            149,709
    5,280       Jarden Corp.*                                                                                               114,787
    4,900       Rent-A-Center, Inc.*                                                                                         89,915
                                                                                                                     --------------
                                                                                                                            645,325
                                                                                                                     --------------

                FINANCIAL SERVICES:                                                                        25.20%
    2,000       American Express Co.                                                                                         87,440
    3,660       American International Group                                                                                158,295
    5,300       Bank of America Corp.                                                                                       200,923
    4,710       Fannie Mae                                                                                                  123,967
    3,000       Lehman Brothers                                                                                             112,920
    6,250       MBIA, Inc.                                                                                                   76,375
    3,630       Merrill Lynch & Co., Inc.                                                                                   147,886
                                                                                                                     --------------
                                                                                                                            907,806
                                                                                                                     --------------

                INTEGRATED OILS:                                                                            2.90%
    1,225       Chevron Corp.                                                                                               104,566
                                                                                                                     --------------

                MATERIALS/PROCESSING:                                                                      11.70%
    3,980       Dow Chemical Company                                                                                        146,663
    3,190       duPont (e.i.) De Nemours                                                                                    149,164
    2,070       PPG Industries, Inc.                                                                                        125,256
                                                                                                                     --------------
                                                                                                                            421,083
                                                                                                                     --------------

                OTHER ENERGY:                                                                               6.68%
    1,200       Chesapeake Energy Co.                                                                                        55,380
    4,700       Halliburton Co.                                                                                             184,851
                                                                                                                     --------------
                                                                                                                            240,231
                                                                                                                     --------------

                PRODUCER DURABLES:                                                                         15.42%
    4,270       Empresa Brasileirea de Aeronautica S.A.                                                                     168,708



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                PRODUCER DURABLES (continued):

    8,350       Nokia Corp. ADR                                                                                           $ 265,781
    3,300       WESCO International, Inc.*                                                                                  120,417
                                                                                                                     --------------
                                                                                                                            554,906
                                                                                                                     --------------

                TECHNOLOGY:                                                                                13.00%
    3,690       Hewlett-Packard, Co.                                                                                        168,485
   11,390       Ingram Micro, Inc. Class "A"*                                                                               180,304
    5,700       Seagate Technology                                                                                          119,358
                                                                                                                     --------------
                                                                                                                            468,147
                                                                                                                     --------------

                UTILITIES:                                                                                  4.72%
    4,660       Verizon Communications Inc.                                                                                 169,857
                                                                                                                     --------------
                                                                                                                            169,857
                                                                                                                     --------------

                TOTAL INVESTMENTS:
                (Cost: $4,465,862)                                                                         97.55%         3,511,921
                Other assets, net of liabilities                                                            2.45%            88,064
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%       $ 3,599,985

*Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)


See Notes to Financial Statements


OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2008 (UNAUDITED)


ASSETS
  Investments at value (identified cost of $4,465,862) (Note 1)                                                         $ 3,511,921
  Cash                                                                                                                       29,108
  Dividends receivable                                                                                                        3,762
  Receivable for capital stock sold                                                                                             175
  Interest receivable                                                                                                            28
  Prepaid expenses                                                                                                           10,499
                                                                                                                             55,246
  Due from advisor (Note 2)                                                                                          --------------
                                                                                                                          3,610,739
    TOTAL ASSETS                                                                                                     --------------

LIABILITIES
                                                                                                                             10,754
  Other accrued expenses                                                                                             --------------
                                                                                                                             10,754
    TOTAL LIABILITIES                                                                                                --------------

                                                                                                                        $ 3,599,985
NET ASSETS                                                                                                           ==============
  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 304,538 $0.01 par value shares of beneficial interest outstanding                       $ 4,989,007
  Accumulated net investment income (loss)                                                                                   21,823
  Accumulated net realized gain (loss) on investments                                                                     (456,904)
                                                                                                                          (953,941)
  Net unrealized appreciation/(depreciation) of investments                                                          --------------
                                                                                                                        $ 3,599,985
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE
                                                                                                                            $ 11.82
  ($3,599,985 / 304,538 shares outstanding; 25,000,000 authorized)                                                   ==============


See Notes to Financial Statements

OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
STATEMENT OF OPERATIONS


SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend income                                                                                                          $ 48,810
                                                                                                                              1,652
  Interest income                                                                                                    --------------
                                                                                                                             50,462
    Total investment income                                                                                          --------------

EXPENSES
  Investment advisory fees (Note 2)                                                                                          17,180
  Accounting fees (Note 2)                                                                                                    5,014
  Custody fees                                                                                                                2,920
  Administrative services (Note 2)                                                                                           10,000
  Transfer agent fees (Note 2)                                                                                               14,499
  Professional fees                                                                                                          16,892
  Filing and registration fees (Note 2)                                                                                       4,335
  Directors fees                                                                                                              5,523
  Compliance fees                                                                                                             3,467
  Shareholder services and reports (Note 2)                                                                                   8,477
                                                                                                                              8,294
  Miscellaneous                                                                                                      --------------
                                                                                                                             96,601
    Total expenses                                                                                                   --------------
                                                                                                                           (96,601)
  Fee waivers and expenses reimbursed (Note 2)                                                                       --------------
                                                                                                                                 --
    Net expenses                                                                                                     --------------
                                                                                                                             50,462
    Net investment income (loss)                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                                                                               (456,917)
                                                                                                                        (1,030,972)
    Net increase (decrease) in unrealized appreciation/(depreciation) on investments                                 --------------
                                                                                                                        (1,487,889)
    Net realized and unrealized gain (loss) on investments                                                           --------------
                                                                                                                      $ (1,437,427)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                    ==============


See Notes to Financial Statements

OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  SIX MONTHS ENDED   PERIOD ENDED
                                                                                                   MARCH 31, 2008   SEPTEMBER 30,
                                                                                                     (UNAUDITED)        2007*
                                                                                                     --------------  --------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                             $ 50,462        $ 36,801
  Net realized gain (loss) on investments                                                                 (456,917)          42,779
                                                                                                        (1,030,972)          77,031
  Change in unrealized appreciation/(depreciation) on investments                                    --------------  --------------
                                                                                                        (1,437,427)         156,611
  Increase (decrease) in net assets from operations                                                  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                                                                    (60,198)         (5,242)
                                                                                                           (42,766)              --
  Net realized gains                                                                                 --------------  --------------
                                                                                                          (102,964)         (5,242)
    Decrease in net assets from distributions                                                        --------------  --------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold                                                                                             1,624,152       3,421,436
  Distributions reinvested                                                                                   31,392           5,242
                                                                                                           (91,427)         (1,788)
  Shares redeemed                                                                                    --------------  --------------
                                                                                                          1,564,117       3,424,890
  Increase in net assets from capital share transactions                                             --------------  --------------

NET ASSETS
  Increase during period                                                                                     23,726       3,576,259
                                                                                                          3,576,259              --
  Beginning of period                                                                                --------------  --------------
END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT INCOME OF $21,823 FOR THE SIX MONTHS ENDED          $ 3,599,985     $ 3,576,259
  MARCH 31, 2008 AND $31,559 FOR THE PERIOD ENDED SEPTEMBER 30, 2007)                                ==============  ==============
* Commencement of operations was October 2, 2006


See Notes to Financial Statements


OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               SIX MONTHS ENDED
                                                                                                MARCH 31, 2008       PERIOD ENDED
                                                                                                 (UNAUDITED)         SEPTEMBER 30,
                                                                                              -----------------          2007*

                                                                                                   $ 16.78             $ 15.00
NET ASSET VALUE, BEGINNING OF PERIOD                                                           -----------          ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                        0.16                0.38
                                                                                                    (4.78)                1.50
  Net realized and unrealized gain (loss) on investments                                       -----------          ----------

                                                                                                    (4.62)                1.88
  TOTAL FROM INVESTMENT ACTIVITIES                                                             -----------          ----------
DISTRIBUTIONS
  Net investment income                                                                             (0.20)              (0.10)
                                                                                                    (0.14)                  --
  Net realized gain                                                                            -----------          ----------

                                                                                                    (0.34)              (0.10)
  TOTAL DISTRIBUTIONS                                                                          -----------          ----------
                                                                                                   $ 11.82             $ 16.78
NET ASSET VALUE, END OF PERIOD                                                                 ===========          ==========

TOTAL RETURN                                                                                      (27.86%)              12.53%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets (A)
  Expenses (B)                                                                                       0.00%**             0.00%**
  Net investment income (loss)                                                                       2.35%**             2.35%**
Portfolio turnover rate                                                                             27.75%              20.44%
Net assets, end of period (000's)                                                                  $ 3,600             $ 3,576
* Commencement of operations was October 2, 2006.
** Annualized
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by
4.56% for the six months ended March 31, 2008 and 9.58% for the period ended September 30, 2007.
(B) Expense ratio-net reflects the effect of the management fee waivers and reimbursement of expenses.


See Notes to Financial Statements

OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2008 (UNAUDITED)
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The Osprey Concentrated Large Cap Value Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established on October 2, 2006 as a series of TWF which has allocated to the Fund 50,000,000 (Class I: 25,000,000; Class P:
25,000,000) of its 1,050,000,000 shares of $.01 par value common stock.

     The objective of the Fund is to seek to provide long-term growth of capital by investing in a non-diversified portfolio consisting primarily of the common stocks of large companies that the Fund's investment adviser believes are undervalued.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

VALUATION

     The Fund's securities are valued at current market prices. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

     In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements and is effective for the Fund's fiscal year beginning October 1, 2007. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open years (tax period ended September 30, 2007) for purposes of implementing FIN 48 and has concluded that there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, Osprey Partners Investment Management, LLC ("Osprey") provides investment services for an annual fee of 0.80% on the average daily net assets of the Fund. Osprey has contractually agreed to waive or limit its fees and to assume other expenses so that the ratio of total annual operating expenses for the Fund's Institutional shares does not exceed 1.49% through September 30, 2008. In addition, Osprey has voluntarily agreed to waive or limit its fees and to assume other expenses so that the ratio of total annual operating expenses for the Fund's Institutional shares is 0.00%. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the six months ended March 31, 2008, Osprey earned and waived $17,180 in advisory fees and reimbursed expenses of $29,865. As of March 31, 2008, $49,556 was due from the advisor, which was paid in May, 2008.

     Osprey may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to Osprey with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of March 31, 2008 was $185,255 of which $120,650 expires September, 2010 and $64,605 expires in September, 2011.

     First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. No underwriting fees were received by FDCC for the period ended March 31, 2008. FDCC also receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 90 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended March 31, 2008, there were no CDSC fees.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $4,335 of filing and registration fees expense incurred and the $8,477 of shareholder services and reports expense incurred, CSS received $735 and $830, respectively, for these services. For other administrative services, CSS receives 0.10% of average daily net assets on the first $75 million and 0.07% of average daily net assets in excess of $75 million, with a $20,000 annual minimum. CSS earned $10,000 for its services for the six months ended March 31, 2008.
     Commonwealth Fund Services, Inc. ("CFSI") is the Fund's Transfer and Dividend Disbursing Agent. CFSI earned and received $14,499 for its services for the six months ended March 31, 2008.

     Commonwealth Fund Accounting ("CFA") is the Fund's Accounting Agent. CFA earned and received $5,014 for its services for the six months ended March 31, 2008.

     Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS/CUSTODY

     Purchases and sales of securities other than short-term notes aggregated $2,594,598 and $1,130,568, respectively, for the six months ended March 31, 2008.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the six months ended March 31, 2008 and the period ended September 30, 2007 was as follows:

                                                                                                             Six months
                                                                                                                  ended      Period
                                                                                                              March 31,       ended
                                                                                                                   2008   September
                                                                                                            (unaudited)   30, 2007*
                                                                                                           ------------  ----------

Distributions paid from:
                                                                                                              $ 102,964     $ 5,242
Ordinary income                                                                                            ============  ==========


     *Commencement of operations was October 2, 2006.

     As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:



Accumulated net investment income                                                                                          $ 74,338
                                                                                                                             77,031
Net unrealized appreciation (depreciation) of investments                                                              ------------
                                                                                                                          $ 151,369
                                                                                                                       ============


NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Summary of capital stock transactions were:


                                                                           SIX MONTHS ENDED
                                                                            MARCH 31, 2008                   PERIOD ENDED
                                                                             (UNAUDITED)                  SEPTEMBER 30, 2007*
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                                 95,274     $ 1,624,152          212,955     $ 3,421,436
Shares reinvested                                                            2,215          31,392              323           5,242
                                                                           (6,124)        (91,427)            (105)         (1,788)
Shares redeemed                                                     --------------  --------------   --------------  --------------
                                                                            91,365     $ 1,564,117          213,173     $ 3,424,890
Net increase (decrease)                                             ==============  ==============   ==============  ==============


     *Commencement of operations was October2, 2006.

OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER:

Osprey Partners Investment Management, LLC
Shrewsbury Executive Center II
1040 Broad Street
Shrewsbury, New Jersey 07702

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to Osprey Concentrated Large Cap Equity Value Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free, or visit us on the web at www.theworldfunds.com.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND

                       A series of The World Funds, Inc.
                         A "Series" Investment Company


                    FOR THE SIX MONTHS ENDED MARCH 31, 2008
                                  (UNAUDITED)

THE EXCEPTIONATOR FUND
FUND EXPENSES (UNAUDITED)

FUND EXPENSES EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, December 28, 2007 (commencement of operations), and held through March 31, 2008.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on certain purchases and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                             Expenses Paid During
                                                                                                                    Period*
                                                    Beginning Account Value       Ending Account Value         December 28, 2007
A CLASS                                                December 28, 2007             March 31, 2008         through March 31, 2008


Actual                                                      $ 1,000                     $ 857.00                    $ 4.15
Hypothetical (5% return before expenses)                    $ 1,000                    $ 1,016.30                   $ 4.51


*-Expenses are equal to the Fund's annualized expense ratio of 1.74% for Class A multiplied by the average account value for the period, multiplied by 94 days in the most recent period divided by 366 days in the current year.


                   THE EXCEPTIONATOR FUND PORTFOLIO HOLDINGS,
                     BY SECTOR, AS PERCENTAGE OF NET ASSETS
                        AS OF MARCH 31, 2008 (UNAUDITED)



                   [ PORTFOLIO HOLDINGS BAR CHART GOES HERE ]

INDUSTRY                PERCENTAGE OF NET ASSETS
--------                ------------------------

Alternative Waste        2.35%
beverae                  4.89%
Chemicals               12.12%
Computers                1.95%
Consumer Goods           2.26%
Electronic               4.18%
Engineering              2.22%
Entertainment            2.36%
Financial                5.72%
Food                     2.91%
Manufacturing           11.51%
Medical                  4.33%
Oil                     10.80%
Steel                    7.34%
Telecommunications       6.47%
Tobacco                  2.03%
ransportation            2.22%
Wholesale Distribution   2.24%

[END BAR CHART]

                             THE EXCEPTIONATOR FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                  (UNAUDITED)


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                COMMON STOCKS:                                                                             87.90%

                ALTERNATIVE WASTE:                                                                          2.35%
     528        Darling International Inc.*                                                                                 $ 6,838
                                                                                                                     --------------

                BEVERAGE:                                                                                   4.89%
     132        Coca-Cola Femsa, S.A.B ADR                                                                                    7,436
     145        Coca Cola Hellenic Bottling Co. S.A.                                                                          6,790
                                                                                                                     --------------
                                                                                                                             14,226
                                                                                                                     --------------

                CHEMICALS:                                                                                 12.12%
     95         Agrium Inc.                                                                                                   5,900
     59         CF Industries Holdings, Inc.                                                                                  6,114
     68         The Mosaic Company*                                                                                           6,977
     108        OM Group, Inc.*                                                                                               5,890
     138        Terra Industries, Inc.*                                                                                       4,903
     49         Terra Nitrogen Company, LP                                                                                    5,466
                                                                                                                     --------------
                                                                                                                             35,250
                                                                                                                     --------------

                COMPUTERS:                                                                                  1.95%
     210        Western Digital Corporation*                                                                                  5,678
                                                                                                                     --------------

                CONSUMER GOODS:                                                                             2.26%
     195        Unilever PLC ADR                                                                                              6,575
                                                                                                                     --------------

                ELECTRONIC:                                                                                 4.18%
     370        AU Optronics Corporation                                                                                      6,360
     260        LG Display Co. Ltd ADR                                                                                        5,806
                                                                                                                     --------------
                                                                                                                             12,166
                                                                                                                     --------------

                ENGINEERING:                                                                                2.22%
     240        ABB Limited ADR                                                                                               6,461
                                                                                                                     --------------

                ENTERTAINMENT                                                                               2.36%
     300        Rick's Cabaret International, Inc.*                                                                           6,861
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                FINANCIAL:                                                                                  5.72%
     310        China Finance Online Co.*                                                                                   $ 4,309
     84         Credicorp Ltd.                                                                                                6,026
     320        Oriental Financial Group Inc.                                                                                 6,307
                                                                                                                     --------------
                                                                                                                             16,642
                                                                                                                     --------------

                FOOD:                                                                                       2.91%
     254        Cal-Maine Foods, Inc.                                                                                         8,479
                                                                                                                     --------------

                MANUFACTURING:                                                                             11.51%
     98         AGCO Corporation*                                                                                             5,868
     75         Bucyrus International, Inc.                                                                                   7,624
     65         Flowserve Corporation                                                                                         6,785
     127        Owens-Illinois, Inc.*                                                                                         7,167
     185        Robbins & Myers, Inc.                                                                                         6,040
                                                                                                                     --------------
                                                                                                                             33,484
                                                                                                                     --------------

                MEDICAL:                                                                                    4.33%
     375        Bruker Corporation*                                                                                           5,771
     380        Caraco Pharmaceutical Laboratories, Ltd.*                                                                     6,821
                                                                                                                     --------------
                                                                                                                             12,592
                                                                                                                     --------------

                OIL:                                                                                       10.80%
     270        Baytex Energy Trust                                                                                           5,983
     75         Murphy Oil Corporation                                                                                        6,161
     275        Permian Basin Royalty Trust                                                                                   6,091
     180        San Juan Basin Royalty Trust                                                                                  6,701
     48         Transocean, Inc.*                                                                                             6,490
                                                                                                                     --------------
                                                                                                                             31,426
                                                                                                                     --------------

                STEEL:                                                                                      7.34%
     140        AK Steel Holding Corporation                                                                                  7,619
     465        Gerdau Ameristeel Corporation                                                                                 6,561
     235        Gerdau SA ADR                                                                                                 7,184
                                                                                                                     --------------
                                                                                                                             21,364
                                                                                                                     --------------

                TELECOMMUNICATIONS:                                                                         6.47%
     274        China Unicom Ltd. ADR                                                                                         5,827
     255        Tele Norte Leste Participacoes S.A. ADR                                                                       6,768
     72         Telefonica S.A. ADR                                                                                           6,229
                                                                                                                     --------------
                                                                                                                             18,824
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                TOBACCO:                                                                                    2.03%
     90         Universal Corporation                                                                                       $ 5,898
                                                                                                                     --------------

                TRANSPORATION:                                                                              2.22%
     108        Dryships Inc.                                                                                                 6,470
                                                                                                                     --------------

                WHOLESALE DISTRIBUTION:                                                                     2.24%
     173        Chindex International, Inc.*                                                                                  6,529
                                                                                                                     --------------

                TOTAL INVESTMENTS:
                (Cost: $258,224)                                                                           87.90%           255,763
                Other assets, net of liabilities                                                           12.10%            35,207
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%           290,970

* Non-income producing (security considered non-income producing if at least one dividend has not been accrued during the last year preceding the date of the Fund's related balance sheet.)

ADR- Security represented is held by the custodian in the form of American Depository Receipts.


See Notes to Financial Statements


THE EXCEPTIONATOR FUND
STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2008 (UNAUDITED)


ASSETS
  Investments at value (identified cost of $258,224) (Note 1)                                                             $ 255,763
  Cash                                                                                                                        2,527
  Dividends receivable                                                                                                          181
                                                                                                                             50,474
  Due from advisor (Note 2)                                                                                          --------------
                                                                                                                            308,945
    TOTAL ASSETS                                                                                                     --------------

LIABILITIES
  Accrued 12b-1 fees                                                                                                            135
  Accrued administration, accounting and transfer agent fees                                                                  1,675
  Accrued professional fees                                                                                                   3,587
  Accrued filing and registration fees                                                                                        3,072
  Accrued custodian fees                                                                                                        995
  Accrued shareholder servicing and report expenses                                                                           2,144
                                                                                                                              6,367
  Other accrued expenses                                                                                             --------------
                                                                                                                             17,975
    TOTAL LIABILITIES                                                                                                --------------

                                                                                                                          $ 290,970
NET ASSETS                                                                                                           ==============
  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 33,947 $0.01 par value shares of beneficial interest outstanding                          $ 311,037
  Accumulated net investment income (loss)                                                                                    (368)
  Accumulated net realized gain (loss) on investments                                                                      (17,238)
                                                                                                                            (2,461)
  Net unrealized appreciation (depreciation) of investments                                                          --------------
                                                                                                                          $ 290,970
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE
                                                                                                                             $ 8.57
  ($290,970 / 33,947 shares outstanding; 20,000,000 authorized)                                                      ==============


See Notes to Financial Statements

THE EXCEPTIONATOR FUND
STATEMENT OF OPERATIONS


FOR THE PERIOD ENDED MARCH 31, 2008* (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
                                                                                                                              $ 571
  Dividend (net of foreign tax withheld of $23)                                                                      --------------

EXPENSES
  Investment advisory fees (Note 2)                                                                                             540
  12b-1 fees- A Class (Note 2)                                                                                                  135
  Recordkeeping and administrative services (Note 2)                                                                         10,442
  Custody fees                                                                                                                  995
  Accounting fees (Note 2)                                                                                                    6,216
  Professional fees                                                                                                           6,216
  Transfer agent fees (Note 2)                                                                                                6,713
  Registration fees (Note 2)                                                                                                  4,972
  Shareholder servicing and reports (Note 2)                                                                                  3,729
  Compliance fees                                                                                                             1,492
  Directors fees                                                                                                              1,801
                                                                                                                              8,702
  Miscellaneous expenses                                                                                             --------------
    Total expenses                                                                                                           51,953
                                                                                                                           (51,014)
  Fee waivers and reimbursed expenses (Note 2)                                                                       --------------
                                                                                                                                939
    Net expenses                                                                                                     --------------
                                                                                                                              (368)
    Net investment income (loss)                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                                                                                (17,238)
                                                                                                                            (2,461)
    Net unrealized appreciation (depreciation) on investments                                                        --------------
                                                                                                                           (19,699)
    Net realized and unrealized gain (loss) on investments                                                           --------------
                                                                                                                         $ (20,067)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                    ==============
* Commencement of operations was December 28, 2007.


See Notes to Financial Statements

THE EXCEPTIONATOR FUND
STATEMENT OF CHANGES IN NET ASSETS


FOR THE PERIOD ENDED MARCH 31, 2008* (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                                              $ (368)
  Net realized gain (loss) on investments                                                                                  (17,238)
                                                                                                                            (2,461)
  Unrealized appreciation (depreciation) on investments                                                              --------------
                                                                                                                           (20,067)
  Increase (decrease) in net assets from operations                                                                  --------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
  Shares sold                                                                                                               311,264
                                                                                                                              (227)
  Shares redeemed                                                                                                    --------------
                                                                                                                            311,037
  Increase (decrease) in net assets from capital share transactions                                                  --------------

NET ASSETS
  Increase (decrease) during period                                                                                         290,970
                                                                                                                                 --
  Beginning of period                                                                                                --------------
                                                                                                                          $ 290,970
END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT INCOME (LOSS) OF ($368))                                         ==============
* Commencement of operations was December 28, 2007.


See Notes to Financial Statements


THE EXCEPTIONATOR FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     PERIOD ENDED
                                                                                                                   MARCH 31, 2008*
                                                                                                                     (UNAUDITED)
                                                                                                                  -----------------

                                                                                                                       $ 10.00
NET ASSET VALUE, BEGINNING OF PERIOD                                                                               -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                                          (0.01)
                                                                                                                        (1.42)
  Net realized and unrealized gain (loss) on investments                                                           -----------

                                                                                                                        (1.43)
  TOTAL FROM INVESTMENT ACTIVITIES                                                                                 -----------
                                                                                                                        $ 8.57
NET ASSET VALUE, END OF PERIOD                                                                                     ===========

TOTAL RETURN                                                                                                          (14.30%)
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets(A)
  Expenses-net(B)                                                                                                        1.74%**
  Net investment income (loss)                                                                                         (0.67%)**
Portfolio turnover rate                                                                                                 59.79%
Net assets, end of period (000's)                                                                                        $ 291
* Commencement of operations was December 28, 2007.
** Annualized
(A) Management fee waivers and reimbursement of expenses reduced the expense ratio by 93.30% for the period ended March 31, 2008.
(B) Expense ratio-net reflects the effect of the management fee waivers and reimbursement of expenses.


See Notes to Financial Statements

THE EXCEPTIONATOR FUND
NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2008 (UNAUDITED)
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The Exceptionator Fund (the "Fund") is a separate series of shares offered by The World Funds, Inc. ("The Company") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio. The Fund was established in December, 2007 as a series of the Company which has allocated to the Fund 50,000,000 shares (Class A: 20,000,000; Class P:
20,000,000; Class I: 10,000,000) of its 1,500,000,000 shares of $.01 par value common stock. The Fund currently offers Class A shares.

     The primary investment objective of the Fund is to provide capital appreciation by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into equity securities that the Advisor has screened and ranked based on a proprietary set of fundamental and technical criteria. Income is a secondary investment objective.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

VALUATION

     The Fund's securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.

     In September 2006, The Financial Accounting Standards Board ("FASB") issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earns interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     On July 13, 2006, The Financial Accounting Standard Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements and is effective for the Fund's fiscal year beginning December 28, 2007. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. For the period December 28, 2007 (commencement of operations) through March 31, 2008, there are no open tax years for purposes of implementing FIN 48 and therefore no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER AFFILIATED PARTY TRANSACTIONS

     Pursuant to an Investment Advisory Agreement, the Advisor, Magnet Investment Group, LLC, ("the Advisor"), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. The Advisor has contractually agreed to waive or limit the Fund's Class A Shares' expenses until December 28, 2010 in order to limit the Class A operating expenses to 1.74% of the Fund's average daily net assets. For the period ended March 31, 2008, the Advisor earned and waived fees of $540 and reimbursed expenses of $50,474. As of March 31, 2008, $50,474 was due from the Advisor which was paid in June, 2008.

     The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor during any of the previous three (3) years, less any reimbursement previously paid by the Advisor to the Fund with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of March 31, 2008 was $51,014 and expires in 2011.

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund may finance activities which are primarily intended to result in the sale of the Fund's Class A shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund finances these distribution and service activities through payments made to the Fund's Distributor. The fee paid to the Fund's Distributor is computed at the rate of 0.25% per annum on the Fund's A Class average daily net assets. For the period ended March 31, 2008, there were $135 of distribution expenses incurred by the Fund's Class A shares.
     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives 0.10% on the first $100 million of average daily net assets and 0.07% of average daily net assets in excess of $100 million, with a minimum of $42,000 per annum. CSS earned and received $10,442 for its services for the period ended March 31, 2008. Additionally, CSS received $100 of the $3,729 of shareholder services and reports expense incurred and $150 of the $4,972 filing and registration fees incurred for hourly services provided to the Fund.

     First Dominion Capital Corporation ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees of $1,843 were received by FDCC in connection with the distribution of the Fund's shares during the period ended March 31, 2008. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Class A Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the period ended March 31, 2008, there were no CDSC fees.

     Commonwealth Fund Services, Inc. ("CFSI") is the Fund's Transfer and Dividend Disbursing Agent. CFSI received $6,713 for its services for the period ended March 31, 2008.

     Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $6,216 for its services for the period ended March 31, 2008.

     Certain officers and/or an interested director of the Fund are also officers, principals and/or director of CFA, CSS, FDCC and CFSI.

NOTE 3 - INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the period ended March 31, 2008, aggregated $414,993 and $139,531, respectively.

NOTE 4 - CAPITAL STOCK TRANSACTIONS

     Summary of capital stock transactions for Class A shares were:


                                                                                                            CLASS A SHARES
                                                                                                             PERIOD ENDED
                                                                                                            MARCH 31, 2008*
                                                                                                              (UNAUDITED)
                                                                                                             SHARES           VALUE
                                                                                                     --------------  --------------

Shares sold                                                                                                  33,972       $ 311,264
Shares reinvested                                                                                                --              --
                                                                                                               (25)           (227)
Shares redeemed                                                                                      --------------  --------------
                                                                                                             33,947       $ 311,037
Net increase (decrease)                                                                              ==============  ==============


     * Commencement of operations was December 28, 2007.

THE EXCEPTIONATOR FUND
SUPPLEMENTAL INFORMATION
(UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT APPROVAL

At a meeting of the Board of Directors of the Company (the "Board") held on November 29, 2007 (the "Meeting"), the Board, including the directors of the Company who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), unanimously approved an investment advisory agreement ("Advisory Agreement") between the Company, on behalf of the Fund, and Magnet Investment Group, LLC (the "Adviser"), for its initial term.

In preparation for the Meeting, the Board requested and reviewed a wide variety of information from the Adviser, including written materials provided by the Adviser regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Adviser;
(iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. In approving the Advisory Agreement, the Board considered many factors, including the following:

(i) The nature, extent and quality of services provided by the Adviser. The Board reviewed the services that the Adviser would provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Board received information concerning the investment philosophy and investment process of the Adviser in managing the Fund. Additionally, a representative from the Adviser joined the meeting and provided the Board with a presentation regarding, among other things, the Adviser's financial condition, profitability and ownership structure. The Board considered and discussed, among other things, the Adviser's history and processes, as well as the Adviser's operations, trading, administrative and compliance staff and resources. On this basis, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Adviser.

(ii) Investment performance of the Fund and the Adviser. The Board considered and discussed the Adviser's investment performance, objectives in launching the Fund and the Adviser's investment strategy. While the Fund is new and therefore has no performance history, on the basis of the Board's assessment of the Adviser's investment performance and the nature, extent and quality of advisory services to be provided or procured by the Adviser, the Board concluded that the Adviser is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

(iii) Consideration of advisory fee; Cost of advisory services and level of profitability of the Adviser from the relationship with the Fund. Next, the Board considered the level of advisory fees to be paid by the Fund and the profitability of the Adviser. In reviewing the proposed advisory fee, the Board considered fees paid by other funds of comparable size and investment objective, noting that the advisory fee to be received by the Adviser was comparable to and competitive with fees charged to those funds. Based on such information, the Board concluded that the advisory fee and the overall expense ratio of the Fund were generally consistent with industry averages and otherwise fair and reasonable in light of services provided and the Fund's current asset level.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect such economies of scale. Although the Advisory Agreement does not provide for breakpoints in the advisory fee should Fund assets meaningfully grow, the Board concluded that the advisory fees appropriately reflect the Fund's expected size, the Adviser's current economic environment and the competitive nature of the investment company market. The Board therefore concluded that it was satisfied with the fee levels under the Advisory Agreement, given that economies of scale would not likely be realized during the initial term of the Advisory Agreement and given that fee levels under the Advisory Agreement could be revisited if economies of scale materialized.
(v) Other considerations. The Board also determined that the Adviser has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by the Adviser's expense limitation and fee waiver arrangement with the Fund, which could result in the Adviser waiving a substantial amount of the advisory fee for the benefit of shareholders.

After consideration of this information and such other items as the Independent Directors deemed appropriate, the Board concluded that the Advisory Agreement contained terms, including the provision for fees, that were fair and reasonable to the Fund. The Board, including a majority of the Independent Directors of the Company, unanimously approved the Advisory Agreement for an initial term of two years.

INVESTMENT ADVISER:

Magnet Investment Group, LLC
1201 Sussex Turnpike
Randolph, NJ 07869

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

TRANSFER AGENT:

For account information, wire purchase or redemptions, call or write to The Exceptionator Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free, or visit us on the web at www.theworldfunds.com.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                             THE EXCEPTIONATOR FUND

                       A series of The World Funds, Inc.
                         A "Series" Investment Company


         FOR THE PERIOD DECEMBER 28, 2007 (COMMENCEMENT OF OPERATIONS)
                             THROUGH MARCH 31, 2008
                                  (UNAUDITED)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:


     Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
      Principal Executive Officer

Date: June 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Karen Shupe
      ---------------------
      Karen Shupe
      Principal Financial Officer

Date: June 9, 2008